Warrant Derivative - Reconciliation of change in fair value of Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the change in fair values of the derivative
Balance at the beginning of the period	$ 100,770
Balance at the end of the period	1,732	$ 100,770
Warrants
Reconciliation of the change in fair values of the derivative
Balance at the beginning of the period	100,770	874,864
Change in fair value of warrant derivative	99,038	774,094
Balance at the end of the period	$ 1,732	$ 100,770